NET LOSS PER SHARE - Anti-dilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
NET LOSS PER SHARE
Total	3,576,403	9,803,475	11,216,812
Convertible preferred shares
NET LOSS PER SHARE
Total		7,820,914	7,820,914
Outstanding share options
NET LOSS PER SHARE
Total	3,576,403	1,982,561	3,395,898